Commitments, Guarantees and Contingencies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contractual Commitments
Less than 1 year		$ 1,667.6
For 2-3 years		2,089.5
For 4-5 years		694.5
After 5 years		822.5
Total Contractual Commitments		5,274.1
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities		5,000.0
Disposal, Assessed Fees and Related Interest	[1]	285.6	$ 281.3
Rockport Plant, Unit 2 Acquisition Price		$ 116.0
Regulatory Assets Currently Not Earning Return [Member] | Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Approved for Recovery [Member]
Commitments, Guarantees and Contingencies (Textuals)
Remaining Recovery Period		26 years
Rockport Plant, Unit 2 [Member]
Commitments, Guarantees and Contingencies (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Commitments, Guarantees and Contingencies (Textuals)
Maximum Potential Amount of Future Payments Associated with Guarantee		$ 59.0
Guarantor Obligations, Current Carrying Value		5.0
Guarantor Obligations, Current Carrying Value, Contingent Portion		1.0
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		287.4
Commitments, Guarantees and Contingencies (Textuals)
Letters of Credit Limit		1,200.0
Uncommitted Facility		400.0
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	1,499.8
For 2-3 years	[2]	1,711.8
For 4-5 years	[2]	345.4
After 5 years	[2]	252.0
Total Contractual Commitments	[2]	3,809.0
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		167.8
For 2-3 years		377.7
For 4-5 years		349.1
After 5 years		570.5
Total Contractual Commitments		1,465.1
AEP Texas Inc. [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		1.8
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year		881.4
For 2-3 years		1,185.6
For 4-5 years		343.1
After 5 years		136.2
Total Contractual Commitments		$ 2,546.3
Appalachian Power Co [Member] | Regulatory Assets Currently Not Earning Return [Member] | Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Approved for Recovery [Member]
Commitments, Guarantees and Contingencies (Textuals)
Remaining Recovery Period		23 years
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	$ 840.9
For 2-3 years	[2]	1,102.9
For 4-5 years	[2]	263.2
After 5 years	[2]	9.2
Total Contractual Commitments	[2]	2,216.2
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		40.5
For 2-3 years		82.7
For 4-5 years		79.9
After 5 years		127.0
Total Contractual Commitments		330.1
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year		341.8
For 2-3 years		525.2
For 4-5 years		327.1
After 5 years		499.2
Total Contractual Commitments		1,693.3
Commitments, Guarantees and Contingencies (Textuals)
Disposal, Assessed Fees and Related Interest	[1]	285.6	281.3
Rockport Plant, Unit 2 Acquisition Price		$ 116.0
Indiana Michigan Power Co [Member] | Regulatory Assets Currently Not Earning Return [Member] | Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Approved for Recovery [Member]
Commitments, Guarantees and Contingencies (Textuals)
Remaining Recovery Period		26 years
Indiana Michigan Power Co [Member] | Rockport Plant, Unit 2 [Member]
Commitments, Guarantees and Contingencies (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | Rockport Plant Litigation [Member] | Rockport Plant, Unit 2 [Member]
Commitments, Guarantees and Contingencies (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	$ 200.9
For 2-3 years	[2]	235.2
For 4-5 years	[2]	53.3
After 5 years	[2]	222.4
Total Contractual Commitments	[2]	711.8
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		140.9
For 2-3 years		290.0
For 4-5 years		273.8
After 5 years		276.8
Total Contractual Commitments		981.5
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		34.4
For 2-3 years		66.5
For 4-5 years		63.7
After 5 years		169.8
Total Contractual Commitments		334.4
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year		82.9
For 2-3 years		130.8
For 4-5 years		122.8
After 5 years		91.4
Total Contractual Commitments		427.9
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	35.8
For 2-3 years	[2]	14.5
For 4-5 years	[2]	0.0
After 5 years	[2]	0.0
Total Contractual Commitments	[2]	50.3
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		47.1
For 2-3 years		116.3
For 4-5 years		122.8
After 5 years		91.4
Total Contractual Commitments		377.6
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year		143.8
For 2-3 years		116.3
For 4-5 years		13.2
After 5 years		0.0
Total Contractual Commitments		273.3
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	133.7
For 2-3 years	[2]	84.7
For 4-5 years	[2]	0.0
After 5 years	[2]	0.0
Total Contractual Commitments	[2]	218.4
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		10.1
For 2-3 years		31.6
For 4-5 years		13.2
After 5 years		0.0
Total Contractual Commitments		$ 54.9
AEP Generating Co [Member] | Rockport Plant, Unit 2 [Member]
Commitments, Guarantees and Contingencies (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
AEP Generating Co [Member] | Rockport Plant Litigation [Member] | Rockport Plant, Unit 2 [Member]
Commitments, Guarantees and Contingencies (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste		$ 2,200.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		7.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		33.0
Amount Recovered in Rates for Decommissioning Costs		2.0	4.0	$ 4.0
Decommissioning Trust Assets Amount		3,000.0	3,500.0
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste		2,200.0
Additional Ongoing Costs for Post Decommissioning Storage of SNF		7.0
Subsequent Decommissioning of the Spent Fuel Storage Facility		33.0
Amount Recovered in Rates for Decommissioning Costs		2.0	4.0	4.0
Decommissioning Trust Assets Amount		3,000.0	3,500.0
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee		0.0
Disposal, Assessed Fees and Related Interest		286.0	281.0
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		330.0	329.0
Recovery of Spent Nuclear Fuel Storage Costs		3.0	14.0	24.0
Current Amount Recoverable from the Federal Government		21.0	3.0
Noncurrent Amount Recoverable from the Federal Government		3.0	21.0
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee		0.0
Disposal, Assessed Fees and Related Interest		286.0	281.0
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		330.0	329.0
Recovery of Spent Nuclear Fuel Storage Costs		3.0	14.0	$ 24.0
Current Amount Recoverable from the Federal Government		21.0	3.0
Noncurrent Amount Recoverable from the Federal Government		3.0	$ 21.0
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,700.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		500.0
Contingent Financial Obligation for Mutual Insurance		41.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,700.0
Commercially Available Insurance		450.0
Assessed Amount per Nuclear Incident		275.0
Deferred Premium Assessment Annual Payment		41.0
Commercially Available Insurance for Catastrophic Nature		450.0
Liability Coverage Under the Price-Anderson Act		13,200.0
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,700.0
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		500.0
Contingent Financial Obligation for Mutual Insurance		41.0
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,700.0
Commercially Available Insurance		450.0
Assessed Amount per Nuclear Incident		275.0
Deferred Premium Assessment Annual Payment		41.0
Commercially Available Insurance for Catastrophic Nature		450.0
Liability Coverage Under the Price-Anderson Act		13,200.0
March 2026 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities		4,000.0
March 2023 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities		$ 1,000.0

[1]	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.